18. SUBSEQUENT EVENTS	6 Months Ended	7 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

On August 4, 2014 the Company appointed Michael Feinsod as a member of the Company’s board of directors (the “Board”) and Executive Chairman of the Board. Mr. Feinsod is the Managing Member and holds controlling interest of Infinity Capital, LLC (“Infinity”), an investment management company he founded in 1999.The Board approved the issuance of 200,000 shares of the Company’s common stock, with a par value of $0.01 per share to Infinity. The Board also approved terms that may result in the issuance of additional common stock to Infinity, provided Mr. Feinsod meets specific performance criteria, which could include:(i) the issuance of 1,000,000 shares of the Company’s common stock to Infinity upon the uplisting of the Company’s common stock, (ii) the issuance of 150,000 shares of common stock to Infinity on August 4, 2015 ,provided that Mr. Feinsod remains a member of the Board on that date, and (iii) the issuance of 150,000 shares of Common Stock to Infinity on August 4, 2016, provided that Mr. Feinsod remains a member of the Board on that date. The agreement with Mr. Feinsod requires the issuance of a number of shares of common stock to Infinity equal to 10% of any new issuance not to exceed 600,000 shares of common stock in the aggregate during the time that Mr. Feinsod remains a member of the Board, which will not be triggered upon issuances relating to convertible securities existing as of the date hereof.

On September 25, 2014, the Company filed a lawsuit in the United States District Court for the District of Colorado against Stephen G. Calandrella for violation of the Securities Exchange Act of 1934 (the “Exchange Act”), 15 U.S.C. §78p(b). Mr. Calandrella is a principal stockholder of the Company, based on 600,000 shares held personally and 600,000 shares held by the Rockies Fund of which Mr. Calandrella may be deemed a beneficial owner (representing approximately 8.6% of common stock outstanding as of October 24, 2014). ACS brought the action under Section 16(b) of the Exchange Act, which requires principal stockholders to disgorge profits obtained through short-swing trading. According to the complaint, during the relevant time period, Mr. Calandrella was an affiliate of the Company and subject to section 16(b)’s prohibition against short-swing trading. While failing to report all of his share holdings to the Company, the complaint alleges that Mr. Calandrella engaged in a series of purchases and sales of ACS stock within a six-month period in violation of Section 16(b). The complaint demands that Mr. Calandrella return to the Company his profits on such trades with interest. The lawsuit is captioned Advanced Cannabis Solutions, Inc. v. Stephen G. Calandrella, No. 14-cv-02649 (D. Colo).

On October 24, 2014, the Board approved, and the Company and Brian J. Kozel entered into, an independent contractor agreement (the “Independent Contractor Agreement”), pursuant to which Mr. Kozel has been appointed to serve as the Company’s Vice President - Finance and Chief Financial Officer, as an independent contractor, effective immediately. Mr. Kozel replaces Christopher Taylor, who moved to a non-executive position with the Company. Pursuant to the terms of the Independent Contractor Agreement, in consideration for his services, Mr. Kozel will be (i) paid at an hourly rate approved by the Board and (ii) reimbursed for reasonable out-of-pocket expenses incurred by him in performing his services.

On October 21, 2014, the Company purchased a retail bank property, located in Denver, Colorado. The Company intends to re-purpose the former retail bank into a multi-tenant office building that will, among other things, provide the largest shared workspace environment purely dedicated to participants serving the cannabis industry. The building will be re-branded as “The Greenhouse” and will serve non-regulated ancillary businesses to the cannabis industry, as well as providing educational and networking opportunities for licensees. The purchase price of the property is currently estimated to be approximately $1.1 million. The property was purchased by a Colorado limited liability company, 6565 E. Evans Avenue LLC, which is a wholly-owned subsidiary of the Company. The Company paid approximately $500,000 in cash and assumed a note for $600,000 bearing interest at 14% interest per annum,due October 21, 2016, which was financed by Evans Street Lendco, LLC (“Evans Street”). The terms of the note provide for interest-only payments for the first two years, and allow the Company an optional interest payment abatement until July 1, 2015. In connection with the purchase of the building, the Company issued 600,000 warrants to Evans Street. Each warrant allows Evans Street to purchase one share of our common stock at an exercise price of $4.40 per share at any time on or before October 21, 2016.

In accordance with ASC 855, Subsequent Events, the Company has evaluated events that occurred subsequent to the balance sheet date through October 24, 2014, the date of available issuance of these unaudited financial statements. The Company determined that other than as disclosed above, there were no material reportable subsequent events to be disclosed.

On January 5, 2014, we acquired 1,750,000 shares of our common stock for no consideration and returned these shares to the status of authorized but unissued shares.

On January 21, 2014 we signed an agreement with Full Circle Capital Corporation, a closed-end investment company.  The agreement provides that Full Circle will initially provide $7.5 million to us in the form of Senior Secured Convertible Notes, subject to certain conditions.  We can borrow an additional $22.5 million with the mutual agreement of us and Full Circle.

At least 95% of the loan proceeds will be used to acquire properties which will lease to licensed marijuana growers.

Full Circle will provide us with the $7.5 million when:

·

Full Circle agrees on the location of property to be purchased;

·

The property’s appraised value is satisfactory to Full Circle;

·

A Phase I environmental inspection is completed to the satisfaction of Full Circle; and

·

We are able to provide a first priority lien on the property to Full Circle.

We can borrow an additional $22.5 million on terms acceptable to us and Full Circle.

The six-year loan will be secured by real estate acquired with the loan proceeds and will require interest-only payments at a rate of 12% per year.

The initial loan can, at any time, be converted into shares of our common stock at a conversion price of $5.00 per share.  It is contemplated that further advances will be convertible at 110% of the market price of our stock on the day of advance, or the ten-day volume-weighted average price prior to the day of advance, whichever is lower.

The funding of the loan is subject to the execution of additional documents between the parties.

Full Circle also purchased, for $500,000, warrants which allow Full Circle to purchase up to 1,000,000 shares of our common stock at any time on or prior to January 21, 2017 at a price of $5.50 per share.

On January 29, 2014, the Company sold $1,605,000 worth of 12% convertible notes, convertible at $5 per share.  These notes mature on October 31, 2018.  The note holder may convert at any time and the Company has the right to force conversion any time after December 31, 2015 provided the stock price trades above $10 per share for 20 consecutive trading days.

Except for our agreement with Full Circle, we do not have any commitments or arrangements from any person to provide us with any additional capital.  We may not be successful in raising the capital we will need.

On March 27, 2014 the SEC issued a trading halt order on our stock, and issued a statement that they were investigating affiliated shareholders that may have made illegal sales of stock. The order was not directed at the management of the Company and is considered a private investigation. The stock began trading again unlisted on the OTC on April 10, 2014.

On April 4, 2014, the Company entered into a three year lease agreement to lease 3,000 square feet for an annual rate of $24,000, paid monthly.

The Company has evaluated all subsequent events through the date these financial statements were issued. Other than those set out above, there have been no subsequent events after December 31, 2013.